Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 25,053	$ 20,840
Other current assets	17,478	6,810
Foreign exchange contracts	16,340	5,830
Deposits	9,376	12,853
Other current assets	$ 68,247	$ 46,333